TAXES ON INCOME (Schedule of Deferred Taxes Included in Consolidated Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred taxes are included in the consolidated balance sheets, as follows:
Deferred taxes	$ 11,484	$ 18,265